Investment in Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Profit (loss) allocated to non-controlling interests	$ (11,453)	$ (2,725)
Non-Material Subsidiaries [member]
Disclosure of subsidiaries [line items]
Profit (loss) allocated to non-controlling interests	$ (21)	$ 1,950